Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
Restricted cash and cash equivalents as of December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024		December 31, 2025		Description
Bank deposits	₩	153,185	₩	98,364	Deposit restricted for government project and others